Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Apr. 20, 2021
Balance, shares at Apr. 20, 2021
Net (loss)/income				(28,745)	(28,745)
Issuance of Class B ordinary shares to Sponsor		$ 1,198	23,802		25,000
Issuance of Class B ordinary shares to Sponsor, Shares		11,983,333
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)			11,817,103		11,817,103
Fair value adjustment upon on sale of private placement warrants				(588,250)	(588,250)
Sale of private units	$ 145		14,499,855		14,500,000
Sale of private units, shares	1,450,000
Remeasurement for Class A Ordinary Share to redemption value			(26,340,760)	(3,642,057)	(39,982,817)
Balance at Dec. 31, 2021	$ 145	$ 1,198		(14,229,052)	(14,227,709)
Balance, shares at Dec. 31, 2021	1,450,000	11,983,333
Net (loss)/income				(25,988)	(25,988)
Balance at Mar. 31, 2022	$ 145	$ 1,198		(14,255,040)	(14,253,697)
Balance, shares at Mar. 31, 2022	1,450,000	11,983,333
Balance at Dec. 31, 2021	$ 145	$ 1,198		(14,229,052)	(14,227,709)
Balance, shares at Dec. 31, 2021	1,450,000	11,983,333
Net (loss)/income					181,010
Balance at Jun. 30, 2022	$ 145	$ 1,198		(14,048,042)	(14,046,699)
Balance, shares at Jun. 30, 2022	1,450,000	11,983,333
Balance at Dec. 31, 2021	$ 145	$ 1,198		(14,229,052)	(14,227,709)
Balance, shares at Dec. 31, 2021	1,450,000	11,983,333
Accretion of carrying value to redemption value				(4,964,000)	(4,964,000)
Net (loss)/income				4,408,361	4,408,361
Balance at Dec. 31, 2022	$ 145	$ 1,198		(14,784,691)	(14,783,348)
Balance, shares at Dec. 31, 2022	1,450,000	11,983,333
Balance at Mar. 31, 2022	$ 145	$ 1,198		(14,255,040)	(14,253,697)
Balance, shares at Mar. 31, 2022	1,450,000	11,983,333
Net (loss)/income				206,998	206,998
Balance at Jun. 30, 2022	$ 145	$ 1,198		(14,048,042)	(14,046,699)
Balance, shares at Jun. 30, 2022	1,450,000	11,983,333
Balance at Dec. 31, 2022	$ 145	$ 1,198		(14,784,691)	(14,783,348)
Balance, shares at Dec. 31, 2022	1,450,000	11,983,333
Conversion of Class B shares	$ 1,198	$ (1,198)
Conversion of Class B shares, shares	11,983,333	(11,983,333)
Accretion of carrying value to redemption value				(1,780,062)	(1,780,062)
Net (loss)/income				1,235,400	1,235,400
Balance at Mar. 31, 2023	$ 1,343			(15,329,353)	(15,328,010)
Balance, shares at Mar. 31, 2023	13,433,333
Balance at Dec. 31, 2022	$ 145	$ 1,198		(14,784,691)	(14,783,348)
Balance, shares at Dec. 31, 2022	1,450,000	11,983,333
Net (loss)/income					1,040,344
Balance at Jun. 30, 2023	$ 1,343			(15,551,628)	(15,550,285)
Balance, shares at Jun. 30, 2023	13,433,333
Balance at Mar. 31, 2023	$ 1,343			(15,329,353)	(15,328,010)
Balance, shares at Mar. 31, 2023	13,433,333
Accretion of carrying value to redemption value			(275,306)	(27,219)	(302,525)
Net (loss)/income				(195,056)	(195,056)
Proceeds allocated to Class A shares issuable from the convertible note payable			275,306		275,306
Balance at Jun. 30, 2023	$ 1,343			$ (15,551,628)	$ (15,550,285)
Balance, shares at Jun. 30, 2023	13,433,333